10-Q FAIR VALUE MEASUREMENTS - Discount Rate Sensitivity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Life settlement policies, fair value, impact of +2% discount rate adjustment	$ 114,667,471	$ 111,206,993
Life settlement policies, change in fair value, impact of +2% discount rate adjustment	(10,821,054)	(11,089,566)
Life settlement policies, at fair value	125,488,525	122,296,559	$ 13,809,352
Life settlement policies, fair value, impact of -2% discount rate adjustment	136,252,710	130,749,053
Life settlement policies, change in fair value, impact of -2% discount rate adjustment	$ 10,764,185	$ 8,452,494